Stockholders' Equity	3 Months Ended
Mar. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 11 — STOCKHOLDERS’ EQUITY

Accumulated Other Comprehensive Income (Loss)

The following table details the components of Accumulated Other Comprehensive Income (Loss):

Components of Accumulated Other Comprehensive Income (Loss) (dollars in millions)

	March 31, 2014			December 31, 2013
	Gross Unrealized	Income Taxes	Net Unrealized	Gross Unrealized	Income Taxes	Net Unrealized
Foreign currency translation adjustments	$ (53.7)	$ -	$ (53.7)	$ (49.4)	$ -	$ (49.4)
Changes in benefit plan net gain (loss) and prior service (cost)/credit	(22.7)	0.2	(22.5)	(24.3)	0.2	(24.1)
Changes in fair values of derivatives qualifying as cash flow hedges	(0.2)	-	(0.2)	(0.2)	-	(0.2)
Unrealized net gains (losses) on available for sale securities	0.6	(0.2)	0.4	0.2	(0.1)	0.1
Total accumulated other comprehensive loss	$ (76.0)	$ -	$ (76.0)	$ (73.7)	$ 0.1	$ (73.6)

The following table details the changes in the components of Accumulated Other Comprehensive Income (Loss).

Changes in Accumulated Other Comprehensive Income (Loss) by Component (1) (dollars in millions)

	Foreign currency translation adjustments	Changes in benefit plan net gain (loss) and prior service (cost) credit	Changes in fair values of derivatives qualifying as cash flow hedges	Unrealized net gains (losses) on available for sale securities	Total accumulated other comprehensive income (loss) ("AOCI")
Balance as of December 31, 2013	$ (49.4)	$ (24.1)	$ (0.2)	$ 0.1	$ (73.6)

AOCI activity before reclassifications	(6.2)	-	-	0.3	(5.9)
Amounts reclassified from AOCI	1.9	1.6	-	-	3.5
Net current period AOCI	(4.3)	1.6	-	0.3	(2.4)

Balance as of March 31, 2014	$ (53.7)	$ (22.5)	$ (0.2)	$ 0.4	$ (76.0)

Balance as of December 31, 2012	$ (36.6)	$ (43.1)	$ (0.1)	$ 2.1	$ (77.7)

AOCI activity before reclassifications	(8.2)	(0.2)	(0.4)	(0.3)	(9.1)
Amounts reclassified from AOCI	3.2	-	0.3	-	3.5
Net current period AOCI	(5.0)	(0.2)	(0.1)	(0.3)	(5.6)

Balance as of March 31, 2013	$ (41.6)	$ (43.3)	$ (0.2)	$ 1.8	$ (83.3)

(1)	All amounts are net-of-tax.

Other Comprehensive  Income (Loss)

The amounts included in the Statement of Comprehensive Income (Loss) are net of income taxes. The change in income taxes associated with changes in benefit plans net gain/(loss) and prior service (cost)/credit were not significant for the quarters ended March 31, 2014 and March 31, 2013.  The change in income taxes associated with net unrealized gains on available for sale securities totaled approximately $(0.1) million for the quarter ended March 31, 2014 and $0.2 million for the March 31, 2013. There were no income taxes associated with foreign currency translation adjustments and changes in fair values of derivatives qualifying as cash flow hedges for the quarters ended March 31, 2014 and March 31, 2013.

The changes in benefit plans net gain/(loss) and prior service (cost)/credit reclassification adjustments impacting net income was $1.6 million for the quarter ended March 31, 2014 and was insignificant for the prior year quarter.  Foreign currency translation reclassification adjustments impacting net income were $1.9 million and $3.2 million for the quarters ended March 31, 2014 and March 31, 2013, respectively.  There were no reclassification adjustments for unrealized gains (losses) on investments recognized through income for the quarters ended March 31, 2014 and March 31, 2013.  Reclassification adjustments impacting net income related to changes in fair value of derivatives qualifying as cash flow hedges was insignificant for the quarter ended March 31, 2014 and was $0.3 million for the prior year quarter ended March 31, 2013.

The Company has operations in Canada, Europe and other countries. The functional currency for foreign operations is generally the local currency. The value of assets and liabilities of these operations is translated into U.S. dollars at the rate of exchange in effect at the balance sheet date. Revenue and expense items are translated at the average exchange rates during the year. The resulting foreign currency translation gains and losses, as well as offsetting gains and losses on hedges of net investments in foreign operations, are reflected in AOCI. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are recorded in Other Income.

Reclassifications out of Accumulated Other Comprehensive Income (dollars in millions)

	Quarters Ended March 31,
	2014			2013			Affected Income Statement line item
	Gross Amount	Tax	Net Amount	Gross Amount	Tax	Net Amount
Changes in benefit plan net gain/(loss) and prior service (cost)/credit gains (losses)	$ 1.6	$ -	$ 1.6	$ -	$ -	$ -	Operating Expenses
Foreign currency translation adjustments gains (losses)	1.9	-	1.9	3.2	-	3.2	Other Income
Changes in fair value of derivatives qualifying as cash flow hedges gains (losses)	-	-	-	0.3	-	0.3	Other Income
Total Reclassifications out of AOCI	$ 3.5	$ -	$ 3.5	$ 3.5	$ -	$ 3.5